UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if amendment [  ]; Amendment Number:
This Amendment (check only one):              [  ] is a restatement.
                                              [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       CAPTRUST FINANCIAL ADVISORS (CAPFINANCIAL PARTNERS, LLC)
Address    4208 SIX FORKS ROAD, SUITE 1700
           RALEIGH NC 27609


Form 13F File Number:    028-14079



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    DENISE M. BUCHANAN
Title   CHIEF COMPLIANCE OFFICER
Phone   919-870-6822

Signature, Place, and Date of Signing:

     /s/ Denis M. Buchanan     RALEIGH, NC     April 27, 2011

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[  ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      16
Form 13F Information Table Value Total:      $198,630   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC DJUBS CMDT     ETF              06738C778    25977   505889 SH       DEFINED                   0        0        0
I-SHARES TR US TIPS BD FD      ETF              464287176    21871   200358 SH       DEFINED                   0        0        0
ISHARES TR BARCLYS US AGG B    ETF              464287226    51974   494374 SH       DEFINED                   0        0        0
ISHARES TR DJ US REAL EST      ETF              464287739    14719   247801 SH       DEFINED                   0        0        0
ISHARES TR HIGH YLD CORP       ETF              464288513      863     9382 SH       DEFINED                   0        0        0
ISHARES TR MSCI EAFE IDX       ETF              464287465    10758   179069 SH       DEFINED                   0        0        0
ISHARES TR MSCI EMERG MKT      ETF              464287234     1315    27024 SH       DEFINED                   0        0        0
ISHARES TR RUSSELL 2000        ETF              464287655     1576    18720 SH       DEFINED                   0        0        0
ISHARES TR RUSSELL 3000        ETF              464287689     3499    44142 SH       DEFINED                   0        0        0
ISHARES TRUST S&P NATL AMT     ETF              464288414     3895    39170 SH       DEFINED                   0        0        0
POWERSSHARES INS NATL MUNI     ETF              73936T474     2179    98008 SH       DEFINED                   0        0        0
SPDR BARCLAYS CAPITAL MUNI     ETF              78464A458     1803    82008 SH       DEFINED                   0        0        0
SPDR S&P Dividend ETF          ETF              78464A763     1669    30827 SH       DEFINED                   0        0        0
SPDR S&P MIDCAP 400 ETF TR     ETF              78467Y107     1078     6002 SH       DEFINED                   0        0        0
SPDR SERIES TRUST BRCLYS       ETF              78464A417     1195    29505 SH       DEFINED                   0        0        0
SPDR TR UNIT SER 1             ETF              78462F103    54259   409221 SH       DEFINED                   0        0        0